Organization and Business Operations (VIE's and Subsidiaries Amounts - Income Statement) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Noncontrolling Interest [Line Items]
Net Sales	$ 58,995,918	$ 83,221,544	$ 156,053,109	$ 195,260,160	$ 365,624,781	$ 370,500,420
Gross Profit	10,133,903	14,568,438	26,773,351	33,623,564	62,426,091	63,729,867
(Loss) income from operations	(1,826,107)	61,039	(1,029,208)	1,609,503	(32,588,322)	(15,684,739)
Net (loss) income	(1,454,211)	9,611	(1,050,941)	840,212	(31,042,540)	(16,583,381)
Subsidiaries And Vies [Member]
Noncontrolling Interest [Line Items]
Net Sales					365,624,781	370,500,420
Gross Profit					62,426,091	63,729,867
(Loss) income from operations					(32,107,932)	(13,643,245)
Net (loss) income					(29,807,718)	(15,096,648)
Variable Interest [Member]
Noncontrolling Interest [Line Items]
Retained earnings					$ (2,634,541)	$ 31,288,763